Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Furniture and Equipment

	Cost	Accumulated Depreciation	Net Book Value
As at December 31, 2012
Leasehold improvements	$585	$483	$102
Computer equipment and software	2,469	1,433	1,036
Furniture and equipment	361	227	134

	$3,415	$2,143	$1,272

As at December 31, 2011
Leasehold improvements	$589	$402	$187
Computer equipment and software	2,986	1,487	1,499
Furniture and equipment	530	447	83

	$4,105	$2,336	$1,769